Schedule of Investments
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.53%
Canada–3.37%
Canadian Pacific Kansas City Ltd.	28,288	$2,226,071
Constellation Software, Inc.	155	272,093
		2,498,164
China–3.96%
Contemporary Amperex Technology Co. Ltd., A Shares	27,100	1,603,400
Tencent Holdings Ltd.	21,000	1,324,519
		2,927,919
France–6.17%
L’Oreal S.A.	3,741	1,527,415
LVMH Moet Hennessy Louis Vuitton SE	1,916	1,047,380
Safran S.A.	4,990	1,632,875
TotalEnergies SE	3,874	355,533
		4,563,203
Ireland–0.66%
Experian PLC	14,074	486,883
Italy–0.92%
Recordati Industria Chimica e Farmaceutica S.p.A.	11,962	684,927
Japan–2.31%
ITOCHU Corp.	67,000	852,272
Keyence Corp.	2,400	854,177
		1,706,449
Netherlands–1.19%
ASML Holding N.V.	662	880,298
Singapore–1.04%
Sea Ltd., ADR(a)	9,283	768,725
Spain–1.17%
Industria de Diseno Textil S.A.	14,893	866,904
Sweden–1.00%
Atlas Copco AB, Class A	42,145	743,725
Taiwan–3.13%
Taiwan Semiconductor Manufacturing Co. Ltd.	40,000	2,313,381
United Kingdom–5.47%
3i Group PLC	44,339	1,445,053
Coca-Cola Europacific Partners PLC	10,426	945,325
Diageo PLC	32,303	600,746
RELX PLC	31,865	1,061,215
		4,052,339
United States–66.14%
Alphabet, Inc., Class A	9,308	2,676,608
Amazon.com, Inc.(a)	9,489	1,976,274
American Express Co.	3,033	917,422
AMETEK, Inc.	4,987	1,069,013
Amphenol Corp., Class A	5,297	669,276
Shares		Value
United States–(continued)
Analog Devices, Inc.	1,243	$395,448
Apple, Inc.	12,650	3,210,443
Berkshire Hathaway, Inc., Class B(a)	4,024	1,928,301
Broadcom, Inc.	4,853	1,502,052
Cavco Industries, Inc.(a)(b)	1,365	661,056
Cigna Group (The)	4,088	1,090,474
CME Group, Inc., Class A	3,809	1,124,988
Danaher Corp.	2,031	385,078
East West Bancorp, Inc.	5,220	557,287
Elevance Health, Inc.	2,835	829,946
EOG Resources, Inc.(b)	7,920	1,144,994
Home Depot, Inc. (The)	1,059	348,295
Interactive Brokers Group, Inc., Class A	13,811	926,304
JPMorgan Chase & Co.	5,359	1,576,403
KKR & Co., Inc., Class A	7,035	650,738
Linde PLC	1,759	872,042
Martin Marietta Materials, Inc.	1,998	1,176,183
Mastercard, Inc., Class A	2,913	1,455,510
Medline, Inc., Class A(a)	8,725	388,263
Meta Platforms, Inc., Class A	1,829	1,046,426
Microsoft Corp.	6,912	2,558,615
MSCI, Inc.	1,527	823,067
Netflix, Inc.(a)	11,995	1,153,319
NVIDIA Corp.	21,820	3,805,408
Old Dominion Freight Line, Inc.(b)	2,431	475,017
Performance Food Group Co.(a)	4,343	372,021
QXO, Inc.(a)(b)	47,220	917,012
RLI Corp.(b)	9,012	514,044
Service Corp. International(b)	16,239	1,339,880
Steel Dynamics, Inc.(b)	5,905	1,062,900
Texas Instruments, Inc.	8,747	1,698,143
Thermo Fisher Scientific, Inc.	2,937	1,443,624
Union Pacific Corp.	4,845	1,175,494
Viking Holdings Ltd.(a)	19,269	1,415,886
WEC Energy Group, Inc.(b)	13,954	1,615,455
		48,948,709
Total Common Stocks & Other Equity Interests (Cost $58,190,883)		71,441,626
Exchange-Traded Funds–1.98%
Japan–1.98%
iShares MSCI Japan ETF(b) (Cost $1,214,392)	17,320	1,462,501
Total Exchange-Traded Funds (Cost $1,214,392)		1,462,501
Money Market Funds–1.43%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d)	370,142	370,142
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)(d)	686,011	686,011
Total Money Market Funds (Cost $1,056,153)		1,056,153
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.94% (Cost $60,461,428)		73,960,280
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.09%
Invesco Private Government Fund, 3.63%(c)(d)(e)	2,486,531	$2,486,531
Invesco Private Prime Fund, 3.80%(c)(d)(e)	6,463,871	6,464,517
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,951,048)		8,951,048
TOTAL INVESTMENTS IN SECURITIES—112.03% (Cost $69,412,476)		82,911,328
OTHER ASSETS LESS LIABILITIES–(12.03)%		(8,904,450)
NET ASSETS–100.00%		$74,006,878
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$694,399	$3,029,345	$(3,353,602)	$-	$-	$370,142	$5,722
Invesco Treasury Portfolio, Institutional Class	1,288,204	5,625,926	(6,228,119)	-	-	686,011	10,524
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	778,570	12,669,821	(10,961,860)	-	-	2,486,531	13,114*
Invesco Private Prime Fund	2,020,708	26,746,005	(22,301,665)	-	(531)	6,464,517	35,266*
Total	$4,781,881	$48,071,097	$(42,845,246)	$-	$(531)	$10,007,201	$64,626

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$2,498,164	$—	$—	$2,498,164
China	—	2,927,919	—	2,927,919
France	—	4,563,203	—	4,563,203
Ireland	—	486,883	—	486,883
Italy	—	684,927	—	684,927
Japan	1,462,501	1,706,449	—	3,168,950
Netherlands	—	880,298	—	880,298
Singapore	768,725	—	—	768,725
Spain	—	866,904	—	866,904
Sweden	—	743,725	—	743,725
Taiwan	—	2,313,381	—	2,313,381
United Kingdom	945,325	3,107,014	—	4,052,339
United States	48,948,709	—	—	48,948,709
Money Market Funds	1,056,153	8,951,048	—	10,007,201
Total Investments	$55,679,577	$27,231,751	$—	$82,911,328
Invesco V.I. Global Core Equity Fund